Inventories (Tables)	12 Months Ended
Oct. 31, 2019
Inventories [Abstract]
Inventories
	October 31, 2019	October 31, 2018
	$m	$m
Work in progress	-	-
Finished goods	0.1	0.2
	0.1	0.2